CONSOLIDATED STATEMENTS OF CONDITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and noninterest-bearing deposits with banks	$ 14,845	$ 15,704
Interest-bearing deposits with banks	31,052	67,403
Total cash and cash equivalents	45,897	83,107
Securities available for sale	253,906	268,120
Securities held to maturity, net of allowance for credit losses of $1 in 2025 and 2024	5,452	7,049
Restricted investments in bank stocks	5,258	5,007
Total loans	1,196,018	1,061,825
Less: Allowance for credit losses	(11,519)	(10,088)
Net loans	1,184,499	1,051,737
Premises and equipment, net	20,509	21,229
Premises and equipment held for sale, net	400	507
Accrued interest receivable	5,476	4,805
Goodwill	7,319	7,319
Bank owned life insurance and annuity assets	43,305	42,048
Operating lease right-of-use asset, net	923	1,024
Deferred tax assets	5,621	7,218
Other assets	4,089	4,242
Total assets	1,582,654	1,503,412
Liabilities
Noninterest-bearing deposits	314,131	322,383
Interest-bearing deposits	1,015,536	952,795
Total deposits	1,329,667	1,275,178
Other borrowed funds	44,848	39,740
Subordinated debentures	8,500	8,500
Operating lease liability	923	1,024
Allowance for credit losses on off-balance sheet commitments	871	582
Other liabilities	27,588	28,060
Total liabilities	1,412,397	1,353,084
Contingent Liabilities
Shareholders' Equity
Common stock ($1.00 stated value per share, 10,000,000 shares authorized; 5,490,995 shares issued)	5,491	5,491
Additional paid-in capital	52,321	52,321
Retained earnings	133,007	121,693
Accumulated other comprehensive income (loss)	(1,869)	(10,484)
Treasury stock, at cost (779,994 shares)	(18,693)	(18,693)
Total shareholders' equity	170,257	150,328
Total liabilities and shareholders' equity	$ 1,582,654	$ 1,503,412